Shareholder Report, Average Annual Return (Details) ITGK_MassMutual Small Cap Growth Equity Fund_Class R5_TSR Annual {Class R5}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5 - without sales charge
Average Annual Return, Percent	6.19%	8.48%	11.39%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.56%	8.41%	9.91%